Document and Entity Information	Mar. 12, 2020
Cover [Abstract]
Entity Registrant Name	STARBUCKS CORP
Amendment Flag	false
Entity Central Index Key	0000829224
Document Type	8-K
Document Period End Date	Mar. 12, 2020
Entity Incorporation State Country Code	WA
Entity File Number	0-20322
Entity Tax Identification Number	91-1325671
Entity Address, Address Line One	2401 Utah Avenue South
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98134
City Area Code	(206)
Local Phone Number	447-1575
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SBUX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false